Subsequent events (Details) - Subsequent event - Non Voting Equity Shares - shares	Apr. 12, 2021	Apr. 09, 2021
Riche Bright Securities | Hong Kong
Subsequent Event [Line Items]
Business acquistion equity interest issued or issuable shares		35,000,000
Shenzen Ji Shengtai Technology Company Limited | China
Subsequent Event [Line Items]
Business acquistion equity interest issued or issuable shares	38,098,200
Business acquisition contingent consideration shares issuable shares	45,098,200